Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.00005
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	40,076,493	31,971,435
Ordinary shares, shares outstanding	40,076,493	31,971,435
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	49,628,565	49,628,565
Ordinary shares, shares outstanding	49,628,565	49,628,565